Warrants (Tables)	12 Months Ended
Oct. 31, 2019
Warrants
Schedule of warrant activities

	Number	Weighted Average Exercise Price
Balance - November 01, 2018	148,722	$7.39
Issued in connection with the Transaction (i, ii, vi, vii)	11,288,149	0.55
Issued pursuant to subscription receipts (iii, iv)	9,964,940	0.55
Issued in connection with convertible debentures (vii)	3,409,091	0.55
Issued to brokers (v)	757,125	0.44
Issued to terminate purchase agreement (viii)	2,148,117	0.44
Expired	(131,539)	(6.52)
Issuance costs	-	-
Balance - October 31, 2019	27,584,605	$0.53

Schedule of novicious subco warrants

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair Value of warrants contributed surplus

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants at the grant date based

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants one at the grant date based

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of the GR broker warrants

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants as transaction costs

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants two at grant date based

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants three at grant date based

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	101	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of fair value of warrants four at grant date based

Expected dividend yield	Nil
Risk-free interest rate	1.640%
Expected life	4.0 years
Expected volatility	101	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of warrant issued and outstanding

Exercise Price	Warrants Outstanding	Remaining Contractual Life (Years)	Expiry Date
$14.00	17,183	0.08	November 30, 2019
$0.44	757,125	1.04	November 15, 2020
$0.55	21,253,089	1.04	November 15, 2020
$0.55	3,409,091	1.5	May 1, 2021
$0.44	2,148,177	3.66	June 28, 2023
	27,584,665	1.13